TAXES ON INCOME (Reconciliation of Beginning and Ending Balances of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018
Income Tax Disclosure [Abstract]
Balance at beginning of year		$ 2,234	[1]	$ 129
Reductions for prior years' tax position		(19)
Additions for prior years' tax position				1,809
Additions for current years' tax position		975		296
Balance at the end of year	[1]	$ 3,190		$ 2,234

[1]	The amounts for the years ended December 31, 2019 and 2018 includes $2,855 and $1,989, respectively, of unrecognized tax benefits which are presented as a reduction from deferred tax assets, see Note 12d.